Reinsurance Contract Assets Held - Movements in reinsurance contract assets held (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2024	Jan. 01, 2023
Assets for remaining coverage (ARC)
Cash flows:
Loss recovery component	$ 73.4	$ 23.0	$ 23.0	$ 50.1
Assets for remaining coverage (ARC) | Reinsurance contracts assets held
Cash flows:
Premiums paid	(54.1)
Net reinsurance	54.1
Global Insurers and Reinsurers | Insurance contracts liabilities
Changes in the consolidated statement of comprehensive income:
Recoveries of incurred claims and other insurance service expenses	(647.3)	(677.1)
Net finance income (expense) from reinsurance contract assets held	(992.6)	(1,401.4)
Cash flows:
Release of risk adjustment for non-financial risk as claims are paid	(630.2)	(589.9)
Global Insurers and Reinsurers | Reinsurance contracts assets held
Cash flows:
Release of risk adjustment for non-financial risk as claims are paid	(217.4)	(200.9)
Global Insurers and Reinsurers | Estimates of present value of future cash flows | Insurance contracts liabilities
Changes in the consolidated statement of comprehensive income:
Recoveries of incurred claims and other insurance service expenses	(8,788.7)	(9,596.8)
Global Insurers and Reinsurers | Estimates of present value of future cash flows | Reinsurance contracts assets held
Changes in the consolidated statement of comprehensive income:
Recoveries of incurred claims and other insurance service expenses	1,677.0	1,996.4
Net finance income (expense) from reinsurance contract assets held		392.6
Cash flows:
Premiums paid	266.0
Net reinsurance	(266.0)
Global Insurers and Reinsurers | Risk adjustment for non-financial risk | Reinsurance contracts assets held
Changes in the consolidated statement of comprehensive income:
Recoveries of incurred claims and other insurance service expenses	167.7	219.3
Global Insurers and Reinsurers | Assets for incurred claims | Estimates of present value of future cash flows | Insurance contracts liabilities
Cash flows:
Insurance contracts, favorable (adverse) prior year reserve development	32.0	(43.8)
North American Insurers | Insurance contracts liabilities
Changes in the consolidated statement of comprehensive income:
Net finance income (expense) from reinsurance contract assets held	(389.3)	(407.6)
Cash flows:
Release of risk adjustment for non-financial risk as claims are paid	(156.5)	(155.9)
North American Insurers | Reinsurance contracts assets held
Cash flows:
Release of risk adjustment for non-financial risk as claims are paid	(43.2)	(40.4)
North American Insurers | Estimates of present value of future cash flows | Insurance contracts liabilities
Changes in the consolidated statement of comprehensive income:
Recoveries of incurred claims and other insurance service expenses	(5,297.1)	(5,104.1)
North American Insurers | Estimates of present value of future cash flows | Reinsurance contracts assets held
Changes in the consolidated statement of comprehensive income:
Recoveries of incurred claims and other insurance service expenses	916.2	973.7
Net finance income (expense) from reinsurance contract assets held		49.7
Cash flows:
Premiums paid	51.7
Net reinsurance	(51.7)
North American Insurers | Risk adjustment for non-financial risk | Insurance contracts liabilities
Changes in the consolidated statement of comprehensive income:
Recoveries of incurred claims and other insurance service expenses	(237.1)	(191.1)
North American Insurers | Risk adjustment for non-financial risk | Reinsurance contracts assets held
Changes in the consolidated statement of comprehensive income:
Recoveries of incurred claims and other insurance service expenses	51.7	53.1
North American Insurers | Assets for incurred claims | Estimates of present value of future cash flows | Insurance contracts liabilities
Cash flows:
Insurance contracts, favorable (adverse) prior year reserve development	81.7	53.0
International Insurers and Reinsurers | Insurance contracts liabilities
Changes in the consolidated statement of comprehensive income:
Net finance income (expense) from reinsurance contract assets held	(252.7)	(156.7)
Cash flows:
Release of risk adjustment for non-financial risk as claims are paid	(59.3)
International Insurers and Reinsurers | Estimates of present value of future cash flows | Insurance contracts liabilities
Changes in the consolidated statement of comprehensive income:
Recoveries of incurred claims and other insurance service expenses	(4,320.4)	(1,779.7)
International Insurers and Reinsurers | Estimates of present value of future cash flows | Reinsurance contracts assets held
Changes in the consolidated statement of comprehensive income:
Recoveries of incurred claims and other insurance service expenses	1,530.7	526.1
Net finance income (expense) from reinsurance contract assets held		78.6
Cash flows:
Premiums paid	143.4
Net reinsurance	(143.4)
International Insurers and Reinsurers | Risk adjustment for non-financial risk | Insurance contracts liabilities
Changes in the consolidated statement of comprehensive income:
Recoveries of incurred claims and other insurance service expenses	(167.5)	(103.0)
International Insurers and Reinsurers | Risk adjustment for non-financial risk | Reinsurance contracts assets held
Changes in the consolidated statement of comprehensive income:
Recoveries of incurred claims and other insurance service expenses	86.2	57.7
International Insurers and Reinsurers | Assets for incurred claims | Estimates of present value of future cash flows | Insurance contracts liabilities
Cash flows:
Insurance contracts, favorable (adverse) prior year reserve development	(40.3)	217.8
International Insurers and Reinsurers | Gulf Insurance | Reinsurance contracts assets held
Cash flows:
Insurance acquisition cash flows	959.1
International Insurers and Reinsurers | Gulf Insurance | Estimates of present value of future cash flows
Cash flows:
Insurance acquisition cash flows	2,482.1
Property and Casualty Insurance and Reinsurance | Insurance contracts liabilities
Reinsurance Contract Assets Held
Beginning Balance	(41,792.7)	(36,489.8)
Changes in the consolidated statement of comprehensive income:
Cost of reinsurance	29,589.0	26,095.0
Recoveries of incurred claims and other insurance service expenses	(19,577.6)	(17,370.6)
Prior year reserve development and release of risk adjustment on prior year claims	1,078.8	868.0
Recoveries of insurance service expenses	(23,623.7)	(21,221.7)
Net reinsurance result	5,965.3	4,873.3
Net finance income (expense) from reinsurance contract assets held	(1,634.0)	(1,969.9)
Total changes in the consolidated statement of comprehensive income	5,138.1	2,817.6
Cash flows:
Amounts received	(29,692.6)	(27,191.2)
Changes in funds withheld	41.1	(120.5)
Total changes from cash flows	(6,234.4)	(6,577.2)
Investment components and other	(20.0)	23.3
Contracts recognized on acquisition of subsidiary		1,566.6
Ending Balance	(42,909.0)	(41,792.7)
Insurance acquisition cash flows	(5,569.1)	(5,196.6)
Property and Casualty Insurance and Reinsurance | Reinsurance contracts assets held
Reinsurance Contract Assets Held
Beginning Balance	9,853.7	8,674.2
Changes in the consolidated statement of comprehensive income:
Cost of reinsurance	(6,004.8)	(4,759.6)
Recoveries of incurred claims and other insurance service expenses	4,480.5	3,798.5
Prior year reserve development and release of risk adjustment on prior year claims	(218.5)	(39.4)
Recoveries of insurance service expenses	4,262.0	3,759.1
Net reinsurance result	(1,742.8)	(1,000.5)
Net finance income (expense) from reinsurance contract assets held	460.9	521.7
Foreign exchange effects	(189.4)	(132.8)
Total changes in the consolidated statement of comprehensive income	(1,471.3)	(611.6)
Cash flows:
Premiums paid	5,804.4	4,786.2
Amounts received	(4,403.2)	(3,502.6)
Changes in funds withheld	(40.4)	(17.7)
Total changes from cash flows	1,360.8	1,265.9
Investment components and other	6.4	0.8
Contracts recognized on acquisition of subsidiary	(1.3)	524.4
Ending Balance	9,748.3	9,853.7
Net reinsurance	(5,804.4)	(4,786.2)
Property and Casualty Insurance and Reinsurance | Assets for remaining coverage (ARC) | Reinsurance contracts assets held
Reinsurance Contract Assets Held
Beginning Balance	180.1	(144.0)
Changes in the consolidated statement of comprehensive income:
Cost of reinsurance	(6,004.8)	(4,759.6)
Recoveries of incurred claims and other insurance service expenses	51.0	(27.8)
Recoveries of insurance service expenses	51.0	(27.8)
Net reinsurance result	(5,953.8)	(4,787.4)
Net finance income (expense) from reinsurance contract assets held	(0.2)	0.8
Foreign exchange effects	7.9	(41.9)
Total changes in the consolidated statement of comprehensive income	(5,946.1)	(4,828.5)
Cash flows:
Premiums paid	5,804.4	4,786.2
Changes in funds withheld	(4.7)	(3.1)
Total changes from cash flows	5,799.7	4,783.1
Investment components and other	(582.4)	(7.2)
Contracts recognized on acquisition of subsidiary		376.7
Ending Balance	(548.7)	180.1
Net reinsurance	(5,804.4)	(4,786.2)
Property and Casualty Insurance and Reinsurance | Assets for incurred claims | Estimates of present value of future cash flows | Reinsurance contracts assets held
Reinsurance Contract Assets Held
Beginning Balance	8,821.0	8,011.6
Changes in the consolidated statement of comprehensive income:
Recoveries of incurred claims and other insurance service expenses	4,123.9	3,496.2
Prior year reserve development and release of risk adjustment on prior year claims	73.4	227.0
Recoveries of insurance service expenses	4,197.3	3,723.2
Net reinsurance result	4,197.3	3,723.2
Net finance income (expense) from reinsurance contract assets held	461.1	520.9
Foreign exchange effects	(181.6)	(59.0)
Total changes in the consolidated statement of comprehensive income	4,476.8	4,185.1
Cash flows:
Amounts received	(4,403.2)	(3,502.6)
Changes in funds withheld	(35.7)	(14.6)
Total changes from cash flows	(4,438.9)	(3,517.2)
Investment components and other	592.2	8.0
Contracts recognized on acquisition of subsidiary	(1.3)	133.5
Ending Balance	9,449.8	8,821.0
Property and Casualty Insurance and Reinsurance | Assets for incurred claims | Risk adjustment for non-financial risk | Reinsurance contracts assets held
Reinsurance Contract Assets Held
Beginning Balance	852.6	806.6
Changes in the consolidated statement of comprehensive income:
Recoveries of incurred claims and other insurance service expenses	305.6	330.1
Prior year reserve development and release of risk adjustment on prior year claims	(291.9)	(266.4)
Recoveries of insurance service expenses	13.7	63.7
Net reinsurance result	13.7	63.7
Foreign exchange effects	(15.7)	(31.9)
Total changes in the consolidated statement of comprehensive income	(2.0)	31.8
Cash flows:
Investment components and other	(3.4)
Contracts recognized on acquisition of subsidiary		14.2
Ending Balance	847.2	$ 852.6
Property and Casualty Insurance and Reinsurance | Gulf Insurance | Insurance contracts liabilities
Changes in the consolidated statement of comprehensive income:
Cost of reinsurance	(3,239.0)
Recoveries of incurred claims and other insurance service expenses	(2,920.6)
Cash flows:
Incurred claims and acquired contracts	713.2
Property and Casualty Insurance and Reinsurance | Gulf Insurance | Reinsurance contracts assets held
Changes in the consolidated statement of comprehensive income:
Recoveries of incurred claims and other insurance service expenses	1,064.5
Cash flows:
Cost of reinsurance	1,301.3
Acquired contracts	338.8
Incurred claims and acquired contracts	$ 392.9